KEELEY FUNDS, INC.

Supplement dated May 22, 2015

to the Prospectus dated January 31, 2015

This supplement provides new information for or otherwise supplements the Prospectus for the Keeley Funds, Inc. (the “Corporation”) and should be read in conjunction with that document.

(1) Broadmark Asset Management, LLC (“Broadmark”) serves as the sub-adviser to the Keeley Alternative Value Fund (“KALVF”). Forward Management, LLC (“Forward”) owns a controlling interest in Broadmark. Forward has signed a definitive agreement to be acquired by Salient Partners, L.P. (“Salient”), an asset manager headquartered in Houston, Texas (the “Transaction”). The Transaction is subject to certain conditions to closing, including various required approvals and, as is customary for these types of transactions, may be delayed or even terminated due to unforeseen circumstances.

If completed, the Transaction will cause a change of control of Forward and, correspondingly, of Broadmark. Under the Investment Company Act of 1940, this change of control will result in the assignment, and therefore automatic termination, of the existing investment sub-advisory agreement among KALVF, Broadmark and Keeley Asset Management Corp. (the “Adviser”), the investment adviser to KALVF (the “Prior Sub-Advisory Agreement”).

In anticipation of the consummation of the Transaction, at a meeting of the Board of Directors (the “Board”) of the Corporation held on May 5, 2015, the Board approved an interim investment sub-advisory agreement between the Trust, on behalf of KALVF, the Adviser and Broadmark (the “Interim Sub-Advisory Agreement”). The Interim Sub-Advisory Agreement will become effective upon the closing of the Transaction and will remain in effect for no longer than 150 days from that date.

The Transaction will not affect, nor is it expected to affect, the nature, scope or quality of the services that Broardmark currently provides to KALVF. Except as set forth below, the terms of the Interim Sub-Advisory Agreement, including the fees payable to Broadmark, are identical to the terms of the Prior Sub-Advisory Agreement. The Interim Sub-Advisory Agreement differs from the Prior Sub-Advisory Agreements in the following respects: (a) its term extends 150 days or until a new sub-advisory agreement is approved by shareholders, whichever is shorter; and (b) it is terminable by the Board or shareholders on 10 days’ notice.

KALVF’s Board may determine to convene a special meeting of KALVF’s shareholders for the purpose of considering a proposal to approve such a new investment sub-advisory agreement, if necessary, among the Adviser, KALVF and Broadmark. Under those circumstances, proxy materials will be sent to KALVF’s shareholders with more information about the proposed Transaction.

(2) Effective May 29, 2015, the Prospectus is amended as follows:

•	On page 8, the section titled “Keeley Small Cap Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for its day-to-day management. Mr. Chin has managed the Fund since December 2013. Mr. Brian R. Keeley has managed the Fund since January 2011. Mr. John L. Keeley, Jr. serves as a Portfolio Manager for the Fund and assists Messrs. Chin and Brian R. Keeley in the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Chin, Brian R. Keeley and John L. Keeley, Jr., other accounts that they manage, and their respective ownership of securities in the Fund.

•	Beginning on page 15, the section titled “Keeley Small Cap Dividend Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Thomas E. Browne, Jr. is the Lead Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Brian P. Leonard is a Portfolio Manager for the Fund and assists Mr. Browne in the day-to-day management of the Fund. Messrs. Browne and Leonard have managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Browne and Leonard, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 24, the section titled “Keeley International Small Cap Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Egor N. Rybakov is the Lead Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. Rybakov has been Portfolio Manager for the Fund since its inception. The SAI provides additional information about the compensation paid to Mr. Rybakov, other accounts that he manages, and his respective ownership of securities in the Fund.

•	Beginning on page 31, the section titled “Keeley Small-Mid Cap Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for its day-to-day management. Mr. Chin has managed the Fund since December 2013. Mr. Brian R. Keeley has managed the Fund since January 2011. Mr. John L. Keeley, Jr. serves as a Portfolio Manager for the Fund and assists

Messrs. Chin and Brian R. Keeley in the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Chin, Brian R. Keeley and John L. Keeley, Jr., other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 40, the section titled “Keeley Mid Cap Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for its day-to-day management. Mr. Chin has managed the Fund since June 2013. Mr. Brian R. Keeley has managed the Fund since January 2012. Mr. John L. Keeley, Jr. serves as a Portfolio Manager for the Fund and assists Messrs. Chin and Brian R. Keeley in the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Chin, Brian R. Keeley and John L. Keeley, Jr., other accounts that they manage, and their respective ownership of securities in the Fund.

•	Beginning on page 47, the section titled “Keeley Mid Cap Dividend Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Thomas E. Browne, Jr. is the Lead Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Brian P. Leonard is a Portfolio Manager for the Fund and assists Mr. Browne in the day-to-day management of the Fund. Messrs. Browne and Leonard have managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Browne and Leonard, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 56, the section titled “Keeley All Cap Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Edwin C. Ciskowski is the Lead Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. Ciskowski has managed the Fund since January 2011. John L. Keeley, Jr. and Brian R. Keeley are each Portfolio Managers for the Fund and assist Mr. Ciskowski in the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has managed the Fund since its inception. Mr. Brian R. Keeley has managed the Fund since January 2012. The SAI provides additional information about the compensation paid to Messrs. Ciskowski, John L. Keeley, Jr. and Brian R. Keeley, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 66, the section titled “Keeley Alternative Value Fund — Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for its day-to-day management. Mr. Chin has managed the Fund since December 2013. Mr. Brian R. Keeley has managed the Fund since January 2011. Mr. John L. Keeley, Jr. serves as a Portfolio Manager for the Fund and assists

Messrs. Chin and Brian R. Keeley in the day-to-day management of the Fund. Mr. John L. Keeley, Jr. has managed the Fund since its inception. The SAI provides additional information about the compensation paid to Messrs. Chin, Brian R. Keeley and John L. Keeley, Jr., other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 85, the section titled “Management — Portfolio Managers” is deleted in its entirety and replaced with the following:

Small Cap Value Fund, Small-Mid Cap Value Fund and Mid Cap Value Fund — Kevin M. Chin is a Lead Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. Chin also serves as the Co-Chief Investment Officer of the Adviser with Mr. John L. Keeley, Jr. Prior to joining the Adviser, Mr. Chin was a Senior Vice President and Portfolio Manager at Cramer Rosenthal McGlynn, LLC. The SAI provides additional information about Mr. Chin’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Brian R. Keeley is a Lead Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. Brian R. Keeley is a Chartered Financial Analyst and joined the Adviser as a Vice President of Research in 2006. Prior to that, Mr. Brian R. Keeley was a Vice President of Research and Trading at Mid-Continent Capital LLC. The SAI provides additional information about Mr. Brian R. Keeley’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

John L. Keeley, Jr. is a Portfolio Manager for the Funds and assists Messrs. Chin and Brian R. Keeley in day-to-day management of the Funds. Mr. John L. Keeley, Jr. has managed each Fund since its inception. In addition, Mr. John L. Keeley, Jr. is a Chartered Financial Analyst and has been an officer of the Distributor and the Adviser since their inceptions in 1977 and 1981, respectively. He currently serves as the Co-Chief Investment Officer of the Adviser with Mr. Chin. The SAI provides additional information about Mr. John L. Keeley, Jr.’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund — Thomas E. Browne, Jr. is the Lead Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. Browne has been Portfolio Manager for each Fund since its inception. Mr. Browne is a Chartered Financial Analyst and joined the Adviser as a Vice President and Portfolio Manager in 2009. Prior to that, Mr. Browne was a Portfolio Manager and Analyst at Oppenheimer Capital LLC. The SAI provides additional information about Mr. Browne’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Brian P. Leonard is a Portfolio Manager for the Funds and assists Mr. Browne in day-to-day management of the Funds. Mr. Leonard has been a Portfolio Manager for each Fund since its inception. Mr. Leonard joined the Adviser as a Vice President of Research and Client Service in 2004. The SAI provides additional information about Mr. Leonard’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

International Small Cap Value Fund — Egor N. Rybakov is the Lead Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Rybakov has been Portfolio Manager for the Fund since its inception. Mr. Rybakov is a Chartered Financial Analyst and joined the Adviser in 2014. Previously, Mr. Rybakov was a portfolio manager and equity research analyst at Thornburg Investment Management, NWQ/Tradewinds Global Investors and EDGE Asset Management, where he focused on global equity value investing. The SAI provides additional information about Mr. Rybakov’s compensation, other accounts that he manages, and his ownership of securities in the Fund.

All Cap Value Fund — Edwin C. Ciskowski is the Lead Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Ciskowski is a Certified Public Accountant and joined the Adviser as a Vice President of Research in 2008. Prior to that, Mr. Ciskowski was a Research Director at Broadview Advisors LLC. The SAI provides additional information about Mr. Ciskowski’s compensation, other accounts that he manages, and his ownership of securities in the Fund.

Mr. John L. Keeley, Jr. and Brian R. Keeley are Portfolio Managers for the Fund and assist Mr. Ciskowski in the day-to-day management of the Fund. See above for a brief description of their respective backgrounds.

Alternative Value Fund — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio. See above for a brief description of their backgrounds. John L. Keeley, Jr. is a Portfolio Manager for the Fund and assists Messrs. Chin and Brian R. Keeley in the day-to-day management of the Fund. See above for a brief description of Mr. John L. Keeley, Jr.’s background.

Christopher J. Guptill is the Chief Executive Officer and has been the Chief Investment Officer of Broadmark since its inception in 1999. He is primarily responsible for managing the market risk of the portfolio.

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